SHARE-BASED PAYMENT (Summary of Share Option Activity and Related Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of option
Exercised	(3,508,990)	(13,000)
Restricted shares granted to employees and directors [Member]
Number of option
Outstanding, January 1	30,884,300	13,406,560	13,406,560
Granted	0		17,477,740
Forfeited	0		0
Exercised	(28,884,300)		0
Outstanding, December 31	2,000,000		30,884,300	13,406,560
Vested and expected to vest at June 30	2,000,000
Exercisable at June 30,	2,000,000
Weighted average grant date fair value per share
Outstanding, January 1	$ 0.62	$ 0.93	$ 0.93
Granted	0		0.36
Forfeited	0		0
Exercised	0.62		0
Outstanding, December 31	0.35		$ 0.62	$ 0.93
Vested and expected to vest at June 30	0.35
Exercisable at June 30	$ 0.35
Weighted average remaining contractual year
Outstanding	8 years 11 months 26 days		8 years 11 months 23 days	8 years 6 months 7 days
Granted			9 years 7 months 9 days
Vested and expected to vest at June 30	8 years 11 months 26 days
Exercisable at June 30	8 years 11 months 26 days
Aggregated intrinsic value
Outstanding, January 1	$ 27,796	$ 11,530	$ 11,530
Granted	0		15,730
Exercised	0
Outstanding, December 31	1,578		$ 27,796	$ 11,530
Vested and expected to vest at June 30	1,578
Exercisable at June 30	$ 1,578
Employees and Directors [Member]
Number of option
Outstanding, January 1	7,259,020	26,001,220	26,001,220
Granted	0		0
Forfeited	(2,375,330)		(18,616,300)
Exercised	(3,508,990)		(125,900)
Outstanding, December 31	1,374,700		7,259,020	26,001,220
Vested and expected to vest at June 30	1,374,700
Exercisable at June 30,	1,374,700
Weighted average exercise price
Outstanding, January 1	$ 0.99	$ 0.96	$ 0.96
Granted	0		0
Forfeited	3.17		3.01
Exercised	0.71		0.20
Outstanding, December 31	1.44		0.99	$ 0.96
Vested and expected to vest at June 30	1.44
Exercisable at June 30	1.44
Weighted average grant date fair value per share
Outstanding, January 1	1.09	$ 1.25	1.25
Granted	0		0
Forfeited	1.33		1.32
Exercised	1.00		0.38
Outstanding, December 31	0.90		$ 1.09	$ 1.25
Vested and expected to vest at June 30	0.84
Exercisable at June 30	$ 0.84
Weighted average remaining contractual year
Outstanding	1 month 24 days		6 months 3 days	8 months 15 days
Vested and expected to vest at June 30	1 month 6 days
Exercisable at June 30	1 month 6 days
Aggregated intrinsic value
Outstanding, January 1	$ 907	$ 1,590	$ 1,590
Granted	0
Forfeited	0
Exercised	746		88
Outstanding, December 31	16		$ 907	$ 1,590
Vested and expected to vest at June 30	16
Exercisable at June 30	$ 16